Legal proceedings and contingent liabilities - Legal proceedings (Details) $ in Millions	1 Months Ended								35 Months Ended
	Jun. 30, 2025 USD ($) patent	May 31, 2025 USD ($)	Sep. 30, 2024 USD ($)	Jul. 31, 2024	Dec. 31, 2023 USD ($)	Sep. 30, 2023	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2025 patent	Apr. 30, 2025 USD ($)	Jul. 31, 2020 USD ($)
Lokelma US patent proceedings
Commitments and contingent liabilities
Number of generic manufacturers which settlement agreements have been entered with									5
Number of generic manufacturers with which proceedings are ongoing							5
Soliris Canada patent proceedings
Commitments and contingent liabilities
Stay period for approval of each defendant's product						24 months
Seroquel XR Antitrust Litigation
Commitments and contingent liabilities
Litigation settlement, amount awarded to counterparty		$ 97.0
Number of generic manufacturers whose claims have been dismissed								1
Number of generic manufacturers which settlement agreements have been entered with			1
Russian Ministry of Health (MOH) | Tagrisso Patent Proceedings, Russia
Commitments and contingent liabilities
Number of appeals prior to dismissal				2
Definiens commercial litigation
Commitments and contingent liabilities
Amount of claims against entity											$ 140.0
Damages awarded, value					$ 46.0
Shenzhen City Customs Office proceedings
Commitments and contingent liabilities
Suspected unpaid importation taxes										$ 1.6
Shenzhen City Customs Office proceedings | Minimum
Commitments and contingent liabilities
Ratio of possible fine to amount of unpaid taxes										1
Shenzhen City Customs Office proceedings | Maximum
Commitments and contingent liabilities
Ratio of possible fine to amount of unpaid taxes										5
Forxiga UK patent proceedings
Commitments and contingent liabilities
Number of patents being challenged | patent	1								1
Syntimmune Milestone Litigation, US
Commitments and contingent liabilities
Damages awarded, value	$ 181.0
Court decision on amount of milestone that had been reached			$ 130.0